Accrued expenses and other current liabilities (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Accrued expenses and other current liabilities
Payroll payable	$ 272,231	$ 277,383
Interest payable	2,150	0
Accrued expenses	7,663	26,050
Accrued expenses and other current liabilities	$ 282,044	$ 303,433